Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 10,025	$ 10,884
Effect Of Lease Discounting	(1,414)	(1,622)
Lease liabilities	8,611	9,262
Current lease liabilities	1,747	1,933
Non-current lease liabilities	6,864	7,329
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,949	2,262
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,631	1,672
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,207	1,340
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,005	1,025
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	682	878
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,089	2,192
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,462	$ 1,515